Risk management - Derivative financial instruments to transition to alternative benchmarks (Details) - Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] - Derivatives By Benchmark Rate [Member]
€ in Millions
Dec. 31, 2020 EUR (€)
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	€ 600,203
GBP LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	26,851
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	474,457
CHF LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	9,710
JPY LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	60,592
EONIA [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	€ 28,592